Acquisitions - Schedule of Preliminary Purchase Price Allocation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jul. 03, 2012 Crossroads System [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Aggregate consideration			$ 63
Accounts receivable			4
Property, plant and equipment			63
Investments in unconsolidated affiliates	304	108	6
Other current liabilities			(4)
Other long-term liabilities			(6)
Total preliminary purchase price allocation			$ 63